Timing of revenue recognition (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of performance obligations [Line Items]
Total revenue from external customers		₩ 58,568,082	₩ 60,033,062	₩ 59,335,889
Domestic
Disclosure of performance obligations [Line Items]
Total revenue from external customers		56,942,128	57,799,991	55,652,807
Domestic | Performance obligations satisfied at point in time
Disclosure of performance obligations [Line Items]
Total revenue from external customers		56,609,330	57,514,866	55,373,316
Domestic | Performance obligations satisfied over time
Disclosure of performance obligations [Line Items]
Total revenue from external customers		332,798	285,125	279,491
Overseas
Disclosure of performance obligations [Line Items]
Total revenue from external customers	[1]	1,625,954	2,233,071	3,683,082
Overseas | Performance obligations satisfied at point in time
Disclosure of performance obligations [Line Items]
Total revenue from external customers		285,546	382,938	399,232
Overseas | Performance obligations satisfied over time
Disclosure of performance obligations [Line Items]
Total revenue from external customers		₩ 1,340,408	₩ 1,850,133	₩ 3,283,850

[1]	Middle East and other Asian countries make up the majority of overseas revenue and non-current assets. Since the overseas revenue or non-current assets attributable to particular countries are not material, they are not disclosed individually.